Note 13 - Stock options valuation assumptions (Details) (Common Stock Options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common Stock Options
Average risk-free interest rates	0.30%	0.46%
Average expected life (in years)	1 year 5 months	1 year 9 months
Volatility	207.00%	197.00%